Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2023	2024
	RMB	RMB
Receivables for technical service fees from borrowers and financial partners	10,193	11,544
Receivables for marketplace service fees from asset management companies	262	441
Receivables for marketplace service fees from insurance companies and others	1,815	61
Receivables for marketplace service fees from risk assessment service customers and others	—	3,130
Total accounts receivable	12,270	15,176
Provision for credit losses	(10,701)	(11,734)
Accounts receivable, net	1,569	3,442

Schedule of movements in the allowance for credit losses

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	4,396	7,107	10,701
Additions	2,775	6,248	1,033
Charge-off	(64)	(2,903)	—
Impact of Adoption of ASC 326	—	249	—
Balance at end of the year	7,107	10,701	11,734